Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	$ 303	$ 2	$ 665	$ 387
COST OF REVENUES	550	288	1,631	1,108
GROSS LOSS	(247)	(286)	(966)	(721)
RESEARCH AND DEVELOPMENT EXPENSES	1,398	954	4,197	2,002
SALES AND MARKETING EXPENSES	176	243	699	908
GENERAL AND ADMINISTRATIVE EXPENSES	958	1,286	3,577	5,481
OPERATING LOSS	(2,779)	(2,769)	(9,439)	(9,112)
OTHER INCOME	7	8	30	8
FINANCING INCOME (EXPENSES), NET	86	(27)	(59)	117
LOSS BEFORE TAXES ON INCOME	(2,686)	(2,788)	(9,468)	(8,987)
TAXES ON INCOME
NET LOSS	$ (2,686)	$ (2,788)	$ (9,468)	$ (8,987)
Net loss per share (basic and diluted, in USD)	$ (0.37)	$ (0.39)	$ (1.33)	$ (1.44)
Weighted average common shares (basic and diluted, in thousands)	7,276	7,122	7,122	6,240